Cover Page Cover Page	May 11, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2020
Entity Registrant Name	INVESTORS REAL ESTATE TRUST
Entity Incorporation, State or Country Code	ND
Entity File Number	001-35624
Entity Tax Identification Number	45-0311232
Entity Address, Address Line One	1400 31st Avenue SW
Entity Address, Address Line Two	Suite 60
Entity Address, Address Line Three	Post Office Box 1988
Entity Address, City or Town	Minot
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58702
City Area Code	701
Local Phone Number	837-4738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000798359
Amendment Flag	false
Common Shares
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, no par value
Trading Symbol	IRET
Security Exchange Name	NYSE
Series C Cumulative Redeemable Preferred Shares
Entity Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Preferred Shares
Trading Symbol	IRET-PC
Security Exchange Name	NYSE